Note 9 - Common Stock, Additional Paid-in Capital and Dividends (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Aug. 02, 2019	Dec. 31, 2018
Proceeds from Warrant Exercises		$ 4,171
Class of Warrant or Right, Outstanding		333,500			1,976,389
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		125,896			424,923
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.60			$ 11.60
Dividends, Total		$ 0
Warrants Issued With the 2018 Common Stock Offering [Member]
Stock Issued During Period, Shares, Warrants Exercises		97,350
Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]
Stock Issued During Period, Shares, Warrants Exercises		294,132
Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Warrants Exercises	42,904
Warrants Issued With the 2018 Common Stock Offering [Member]
Class of Warrant or Right, Exercised During Period		1,947,000
Proceeds from Warrant Exercises		$ 1,459
Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]
Class of Warrant or Right, Exercised During Period		1,156,000
Proceeds from Warrant Exercises		$ 2,881
Class of Warrant or Right, Outstanding		333,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		125,896
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.60
Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercised During Period	112,000
Proceeds from Warrant Exercises	$ 279
Class of Warrant or Right, Outstanding				0